DF DENT PREMIER GROWTH FUND (the “Fund”)

Supplement dated August 1, 2025 to the Prospectus (“Prospectus”) dated November 1, 2024

Effective July 25, 2025, Mr. Gary D. Mitchell is no longer a portfolio manager of the Fund. Accordingly, all references in the Prospectus to Mr. Mitchell are deleted as of July 25, 2025.

For more information, please contact a Fund customer service representative toll free at

(866) 233-3368.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND (the “Fund”)

Supplement dated August 1, 2025 to the Statement of Additional Information (“SAI”) dated November 1, 2024

Effective July 25, 2025, Mr. Gary D. Mitchell is no longer a portfolio manager of the Fund. Accordingly, all references in the SAI to Mr. Mitchell are deleted as of July 25, 2025.

For more information, please contact a Fund customer service representative toll free at

(866) 233-3368.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.